CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other comprehensive income [abstract]
Profit for the year	$ 57,960,678	$ 18,224,239	$ 29,603,304
Items that are or may be reclassified to profit or loss
(Loss) Profit for the year for financial instruments at fair value through Other comprehensive income (FVOCI)	(13,229,567)	(1,903,795)	14,898,929
Adjustment for reclassifications for the year	(272,217)	208,433	6,791,532
Related income tax	(713,714)	(5,114,406)	(6,087,171)
Total comprehensive income	(14,215,498)	(6,809,768)	15,603,290
Share in Other Comprehensive income (OCI) from investees at equity method
Profit (Loss) for the year for the share in OCI from associates at equity-method	109,017	(6,940)	(281,363)
Profit or Loss for the Year for the Share in OCI from Associates in Equity-method	109,017	(6,940)	(281,363)
Items that will not be reclassified to profit or loss
(Loss) Profit for the year for equity instruments at fair value through other comprehensive income (FVOCI)	(2,379)	4,293	(26,876)
Related income tax			5,271
Profit or loss for equity instruments at fair value through other comprehensive income (FVOCI)	(2,379)	4,293	(21,605)
Other comprehensive (loss) income, net of tax	(14,108,860)	(6,812,415)	15,300,322
Total comprehensive income for the year	43,851,818	11,411,824	44,903,626
Attributable to owners of the Bank	44,732,445	11,495,421	44,851,410
Attributable to non-controlling interests	$ (880,627)	$ (83,597)	$ 52,216